Commitments and contingencies	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 13 – Commitments and contingencies

Lease

Our rent expense for the years ended September 30, 2014 and 2013 was $145,218 and $143,118, respectively. Our lease agreement provides for a month-to-month holdover status at the monthly rate of $9,500 plus operating expenses commencing November 1, 2013. The holdover status can be terminated by giving a two month notice to terminate.

Litigation

From time to time, the Company is subject to various legal proceedings that arise in the ordinary course of business.  In the opinion of management, none of which are currently material to our operations.

Disputes with various vendors

Certain of our vendors and lenders have brought suits and/or obtained judgments in their favor regarding past due balances owed them by us. We have recorded these past due balances in liabilities in our consolidated balance sheets at September 30, 2014 and 2013. We do not believe any loss in excess of amounts recorded that could arise would be material. We have not recorded any liabilities for finance charges or legal fees that could be applied by the vendors or lenders to these debts.